Prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other current assets
Interest receivable	$ 40,280	$ 22,082
Value added taxes to be deducted	31,415	28,090
Receivables from payment platforms	20,210	24,512
Employee advances	2,386	4,073
Prepayments and deposits to vendors and content providers	4,105	6,126
Deposits	5,651	5,831
Loans to third parties	400	7,604
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 10)	18,355	20,177
Net assets subject to disposal related to YY Live (Note 3(a))	38,194	38,194
Others	75,187	57,044
Total	$ 236,183	$ 213,733